Leases (Details) - Schedule of Lease Costs - USD ($)	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 13, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Costs [Line Items]
Operating lease cost	$ 110,885				$ 461,991	$ 930,913	$ 917,324
Variable operating lease cost	84,401				340,925	637,016	545,220
Total lease cost	$ 195,286				$ 802,916	$ 1,567,929	$ 1,462,544
Successor [Member]
Schedule of Lease Costs [Line Items]
Operating lease cost		$ 237,925
Variable operating lease cost		174,349
Total lease cost		$ 412,274
Predecessor [Member]
Schedule of Lease Costs [Line Items]
Operating lease cost			$ 230,995	$ 356,371
Variable operating lease cost			147,962	264,504
Total lease cost			$ 378,957	$ 620,875